Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Goodwill and Intangible Assets

9. Goodwill and Intangible Assets
9.A Goodwill
Changes in the carrying amount of goodwill by reportable business segment are as follows:

	Canada	U.S.	Asset Management	Asia	Total
Balance, January 1, 2023	$2,607	$3,364	$2,034	$700	$8,705
Acquisitions (Note 3)	162	104	134	—	400
Disposition	(21)	—	—	—	(21)
Foreign exchange rate movements	—	(79)	(20)	(16)	(115)
Balance, December 31, 2023	$2,748	$3,389	$2,148	$684	$8,969
Acquisitions (Note 3)	(1)	—	—	—	(1)
Foreign exchange rate movements	—	290	140	58	488
Balance, December 31, 2024	$2,747	$3,679	$2,288	$742	$9,456

The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2024	2023
Canada	$2,747	$2,748
U.S.
Dental	2,479	2,283
Group Benefits	1,200	1,106
Asset Management
SLC Management	1,748	1,645
MFS	540	503
Asia	742	684
Total	$9,456	$8,969
Goodwill Impairment Testing
Goodwill acquired in business combinations is allocated to the CGUs or groups of CGUs that are expected to benefit from the synergies of the particular acquisition. Goodwill is assessed for impairment annually or more frequently if events or circumstances occur that may result in the recoverable amount of a CGU or group of CGUs falling below its carrying value. The recoverable amount is the higher of fair value less costs of disposal and value in use. We use fair value less costs of disposal as the recoverable amount. There was no impairment of goodwill in 2024 (2023 — $nil).
Valuation Techniques & Significant Assumptions
We use the best evidence of fair value less costs of disposal as the price obtainable for the sale of a CGU, or group of CGUs. Fair value less costs of disposal is initially assessed by looking at recently completed market comparable transactions. In the absence of such comparables, we use either an appraisal methodology (with market assumptions commonly used in the valuation of insurance companies or asset management companies) or a valuation multiples methodology. The fair value measurements are categorized in Level 3 of the fair value hierarchy (2023 — Level 3).

Under the appraisal methodology, fair value is assessed based on best estimates of future income, expenses, level and cost of capital over the lifetime of the policies and, where appropriate, adjusted for items such as transaction costs. The value ascribed to new business is based on sales anticipated in our business plans, sales projections for the valuation period based on reasonable growth assumptions, and anticipated levels of profitability of that new business. In calculating the value of new business, future sales are projected for 10 to 15 years. In some instances, market multiples are used to approximate the explicit projection of new business.

The discount rates applied reflect the nature of the environment for that CGU or group of CGUs. The discount rates used range from 9.50% to 10.50% after-tax (2023 — 9.50% to 12.50% after-tax). More established CGUs or groups of CGUs with a stronger brand and competitive market position use discount rates at the low end of the range and CGUs or groups of CGUs with a weaker competitive position use discount rates at the high end of the range. The capital levels used are aligned with our business objectives. Interest rate assumptions are based on prevailing market rates at the valuation date.
Under the valuation multiples methodology, fair value is assessed with reference to multiples or ratios of comparable businesses. For life insurers and asset managers, these valuation multiples and ratios may include price-to-earnings or price-to-assets-under-management measures. This assessment takes into consideration a variety of relevant factors and assumptions, including expected growth, risk, and market conditions among others. The price-to-earnings multiples used range from 10.00 to 16.00 (2023 — 10.50 to 11.50). The price-to-assets-under-management ratios used range from 1.2% to 2.0% (2023 — 1.5% to 2.0%).

Judgment is used in estimating the recoverable amounts of CGUs or groups of CGUs and the use of different assumptions and estimates could result in material adjustments to the valuation of CGUs or groups of CGUs and the size of any impairment. Any material change in the key assumptions including those for capital, discount rates, the value of new business, and expenses, as well as cash flow projections used in the determination of recoverable amounts, may result in impairment charges, which could be material.
In considering the sensitivity of the key assumptions above, management determined that there is no reasonably possible change in any of the above that would result in the recoverable amount of any of the CGUs or groups of CGUs to be less than its carrying amount.
9.B Intangible Assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2023	$1,761	$3,542	$1,117	$6,420
Additions	126	261	46	433
Acquisitions	—	368	67	435
Foreign exchange rate movements	(11)	(73)	(8)	(92)
Balance, December 31, 2023	$1,876	$4,098	$1,222	$7,196
Additions	303	3	—	306
Disposals	(21)	—	(47)	(68)
Foreign exchange rate movements	70	236	98	404
Balance, December 31, 2024	$2,228	$4,337	$1,273	$7,838
Accumulated amortization and impairment losses
Balance, January 1, 2023	$(765)	$(906)	$(25)	$(1,696)
Amortization charge for the year	(113)	(231)	—	(344)
Impairment of intangible assets	—	—	(5)	(5)
Foreign exchange rate movements	6	15	2	23
Balance, December 31, 2023	$(872)	$(1,122)	$(28)	$(2,022)
Amortization charge for the year	(218)	(259)	—	(477)
Disposals	21	—	—	21
Impairment of intangible assets(1)	—	(195)	(6)	(201)
Foreign exchange rate movements	(37)	(60)	(4)	(101)
Balance, December 31, 2024	$(1,106)	$(1,636)	$(38)	$(2,780)
Net carrying amount, end of year:
As at December 31, 2023	$1,004	$2,976	$1,194	$5,174
As at December 31, 2024	$1,122	$2,701	$1,235	$5,058

(1)    Includes an impairment charge of $186 on an intangible asset related to bancassurance in Vietnam reflecting updates resulting from changes in regulatory and macro-economic factors. The recoverable amount of $303 is based on value-in-use. The impairment is included in Operating Expenses in our Consolidated Statements of Operations.

The components of the intangible assets are as follows:

As at December 31,	2024	2023
Finite life intangible assets:
Distribution, sales potential of field force	$244	$258
Client relationships and asset administration contracts	2,457	2,718
Internally generated software	1,122	1,004
Total finite life intangible assets	3,823	3,980
Indefinite life intangible assets:
Fund management contracts(1) and other	1,235	1,194
Total indefinite life intangible assets	1,235	1,194
Total intangible assets	$5,058	$5,174

(1)     Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets. Fund management contracts are allocated to MFS and SLC Management CGUs with carrying values of $290 (2023 — $272) and $931 (2023 — $916), respectively.